Fair Value (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Fair Value [Line Items]
Available-for-sale	$ 165,250
Level 1 [Member]
Fair Value [Line Items]
Available-for-sale	58,383
Level 2 [Member]
Fair Value [Line Items]
Available-for-sale	$ 2,280